FINANCE COSTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 23, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Interest paid	$ 37.8	$ 29.2
5.75% senior notes | Fixed interest rate
Disclosure of attribution of expenses by nature to their function [line items]
Interest rate	5.75%	5.75%	5.75%